REVENUE FROM CONTRACTS WITH CUSTOMERS - Customer Liabilities and Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables	$ 211.0	$ 259.5	$ 84.0
Customer contract assets	2.5	3.0	2.0
Customer contract liabilities	(3.4)	(0.9)	0.0
Total	$ 210.1	$ 261.6	$ 86.0